FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2013, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	128,021	2015	3.57% to 4.52%

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to swap agreements on the consolidated statements of operations is as follows:

(in thousands of $)	Effective portion (Loss)/gain reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments location	2013	2012	2011	2013	2012	2011
Interest rate swaps Other financial items, net	(1,644)	—	—	542	(535)	(632)
Interest rate swaps Gain on sale of Maria, net	2,370	—	—	—	—	—

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

(in thousands of $)	Amount of gain recognized in other comprehensive income on derivative (effective portion)
Derivatives designated as hedging instruments	2013	2012	2011
Interest rate swaps	4,147	1,547	1,024

Fair value hierarchy of derivative and non-derivative financial instruments
The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

There have been no transfers between different levels in the fair value hierarchy during the year.

	Fair value	2013	2013	2012	2012
(in thousands of $)	Hierarchy(1)	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	125,347	125,347	424,714	424,714
Restricted cash and short-term investments	Level 1	26,543	26,543	1,551	1,551
Investment in available-for-sale securities	Level 1	267,352	267,352	353,034	353,034
Cost method investments	Level 3	204,172	218,647	198,524	200,747
Amounts due from Golar Partners	Level 1	—	—	34,953	36,109
Long-term debt – convertible bond (1)	Level 1	233,020	254,063	228,331	251,250
Long-term debt – floating (1)	Level 1	434,008	434,008	276,575	276,575
Long-term debt - due to related party (1)	Level 1	50,000	50,000	—	—
Derivatives:
Interest rate swaps asset (2) (3)	Level 2	46,827	46,827	—	—
Interest rate swaps liability (2)	Level 2	11,401	11,401	26,472	26,472
Foreign currency swaps liability	Level 2	729	729	94	94

(1) Our debt obligations are recorded at amortized cost in the consolidated balance sheet.
(2) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
(3) The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2013 and 2012, was $5.3 million (with a notional value of $128.0 million) and $12.9 million (with a notional value of $180.1 million), respectively. The expected maturity of these interest rate agreements is from January 2015 to April 2015.

Schedule of Net Investment Hedges, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table summarizes the fair value of derivative instruments on a gross basis recorded in our consolidated balance sheets as of December 31, 2013 and 2012:

	Balance sheet classification	2013	2012
(in thousands of $)
Asset Derivatives
Interest rate swaps not designated as hedges	Other non-current assets	46,827	—

Liability Derivatives
Interest rate swaps designated as hedges	Other current liabilities	6,072	12,950
Interest rate swaps not designated as hedges	Other current liabilities	5,329	13,522
Foreign currency swap not designated as hedge	Other current liabilities	729	94
Total liability derivatives		12,130	26,566

Offsetting Assets [Table Text Block]
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2013 and 2012 would be adjusted as detailed in the following table:

	2013			2012
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	46,827	(4,327)	42,500	—	—	—
Total liability derivatives	12,130	(4,327)	7,803	26,566	—	26,566